DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of disclosure of derivative financial instruments

	30 September	30 September	31 December
USDm	2023	2022	2022
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements - fair value through profit and loss	7.5	(8.2)	—
Bunker swaps - fair value through profit and loss	5.3	2.2	—
Bunker swaps - hedge accounting	0.3	0.2	—

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts - hedge accounting	(1.1)	(3.7)	0.4
Interest rate swaps - hedge accounting	49.7	55.2	53.7
Total	61.7	45.7	54.1

Schedule of disclosure of derivative financial instruments for balance sheet items

	30 September	30 September	31 December
USDm	2023	2022	2022
Other receivables	63.1	57.6	54.5
Other liabilities	(1.4)	(11.9)	(0.4)
Total	61.7	45.7	54.1